Consolidated Statements Of Profit Or Loss And Other Comprehensive Income/(Loss)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 MYR (RM) RM / shares shares	Dec. 31, 2021 MYR (RM) RM / shares shares	Dec. 31, 2020 MYR (RM) RM / shares shares
Profit or loss [abstract]
Revenue	$ 7,783,170	RM 34,265,404	RM 37,871,829	RM 3,648,406
Revenue - related party	296,304	1,304,478	9,603,213
Total revenue	8,079,474	35,569,882	47,475,042	3,648,406
Other income	393,491	1,732,343	278,855	402,250
Cost of services	(1,738,987)	(7,655,889)	(10,300,051)	(416,179)
Depreciation	(106,216)	(467,616)	(55,232)
Directors' fees	(43,839)	(193,000)	(656,000)
Employee benefit expense	(2,361,216)	(10,395,252)	(4,198,908)
Impairment allowance on trade receivables	(77,780)	(342,427)	(1,415,211)
Rental expenses	(58,431)	(257,243)	(237,205)
Legal and professional fees	(41,165)	(181,228)	(728,716)	(3,377)
Finance cost	(11,608)	(51,104)	(106,473)
Other operating expenses	(916,405)	(4,034,471)	(2,997,803)	(29,128)
Profit before income tax	3,117,318	13,723,995	27,058,298	3,601,972
Income tax expense	1,497,100	6,590,981	(7,120,480)	(872,882)
Profit for the year	4,614,418	20,314,976	19,937,818	2,729,090
Other comprehensive income/(loss)
Fair value adjustment on financial assets measured at fair value through other comprehensive income	(4,861,358)	(21,402,132)	27,822,892
Other comprehensive income/(loss)	(4,861,358)	(21,402,132)	27,822,892
Total comprehensive income/(loss) for the year	(246,940)	(1,087,156)	47,760,710	2,729,090
Profit/(Loss) attributable to:
Equity owners of the Company	4,902,905	21,585,041	20,339,137	2,729,090
Non-controlling interests	(288,487)	(1,270,065)	(401,319)
Profit for the year	4,614,418	20,314,976	19,937,818	2,729,090
Total comprehensive income/(loss) attributable to:
Equity owners of the Company	41,547	182,909	48,162,029	2,729,090
Non-controlling interests	(288,487)	(1,270,065)	(401,319)
Total comprehensive income/(loss) for the year	$ (246,940)	RM (1,087,156)	RM 47,760,710	RM 2,729,090
EARNINGS PER SHARE – BASIC | (per share)	$ 0.13	RM 0.59	RM 0.6	RM 0.08
EARNINGS PER SHARE – DILUTED | (per share)	$ 0.13	RM 0.59	RM 0.6	RM 0.08
EARNINGS PER SHARE
Weighted average number of ordinary shares used in computing basic earnings	34,412,259	34,412,259	33,400,100	33,400,100
Weighted average number of ordinary shares used in computing diluted earnings	34,412,259	34,412,259	33,400,100	33,400,100